Schedule of Investments (unaudited)	iShares® Robotics and Artificial Intelligence Multisector ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
Megaport Ltd.(a)	926,073	$5,663,692

Canada — 0.7%
ATS Corp.(a)	97,969	3,299,190

China — 13.0%
Alibaba Group Holding Ltd.(a)	415,900	4,281,721
Baidu Inc.(a)	265,400	3,484,384
Hello Group Inc., ADR	495,220	3,506,158
iQIYI Inc., ADR(a)(b)	989,796	4,612,449
JOYY Inc., ADR	152,749	5,944,991
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	814,595	3,877,472
Kuaishou Technology(a)(c)	607,600	3,912,850
Meitu Inc.(c)	16,782,500	6,731,834
Meituan, Class B(a)(c)	285,090	4,041,152
NetEase Inc.	251,800	5,388,910
Tencent Holdings Ltd.	103,000	3,811,899
Xiaomi Corp., Class B(a)(c)	3,199,600	5,736,956
ZTE Corp., Class H	1,397,600	3,105,826
		58,436,602
France — 1.3%
Atos SE(a)(b)	286,592	2,009,522
Dassault Systemes SE.	98,661	4,064,180
		6,073,702
Germany — 1.6%
Duerr AG	144,177	2,966,517
Nemetschek SE	54,648	4,083,481
		7,049,998
Guernsey — 0.8%
Genius Sports Ltd.(a)	774,940	3,781,707

India — 1.1%
PB Fintech Ltd.(a)	609,155	5,125,782

Israel — 2.5%
Maytronics Ltd.	373,953	3,478,921
Nano Dimension Ltd., ADR(a)(b)	1,811,758	4,819,276
Stratasys Ltd.(a)	274,933	2,796,069
		11,094,266
Italy — 1.2%
Stellantis NV	277,517	5,184,668

Japan — 10.2%
FANUC Corp.	127,400	3,161,609
Harmonic Drive Systems Inc.	129,600	2,807,061
Kawasaki Heavy Industries Ltd.	202,400	4,467,339
Kyocera Corp.	77,500	3,820,084
MINEBEA MITSUMI Inc.	228,000	3,574,878
Nidec Corp.	83,300	3,055,531
Oracle Corp. Japan	56,500	4,008,092
Ricoh Co. Ltd.	525,400	4,258,423
Sharp Corp.(a)	809,300	5,059,915
Sony Group Corp.	45,400	3,774,503
Yamaha Motor Co. Ltd.	172,300	4,210,469
Yaskawa Electric Corp.	102,300	3,348,599
		45,546,503
Norway — 0.5%
AutoStore Holdings Ltd.(a)(b)(c)	1,954,198	2,163,671

South Korea — 2.8%
AfreecaTV Co. Ltd.	83,387	4,152,135
Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd.	78,978	$3,931,120
Samsung SDS Co. Ltd.	45,608	4,675,043
		12,758,298
Sweden — 1.2%
Spotify Technology SA(a)	29,129	4,799,294
Viaplay Group AB, Class B(a)(b)	218,741	469,110
		5,268,404
Switzerland — 1.7%
ABB Ltd., Registered.	116,771	3,923,238
STMicroelectronics NV.	96,931	3,695,019
		7,618,257
Taiwan — 9.4%
Alchip Technologies Ltd.	82,000	6,725,343
Faraday Technology Corp.	781,000	7,363,367
Global Unichip Corp.	94,000	4,201,145
Hiwin Technologies Corp.	577,392	3,499,075
Holtek Semiconductor Inc.	1,911,000	3,642,891
HTC Corp.(a)	2,130,000	2,916,119
Nuvoton Technology Corp.	1,057,000	4,170,779
Via Technologies Inc.	1,594,000	5,901,641
Winbond Electronics Corp.	4,730,000	3,665,379
		42,085,739
United States — 50.5%
3D Systems Corp.(a)(b)	500,167	1,865,623
Adobe Inc.(a)	10,082	5,364,229
Advanced Micro Devices Inc.(a)	37,388	3,682,718
Alphabet Inc., Class A(a)	37,925	4,705,734
Altair Engineering Inc., Class A(a)(b)	59,249	3,680,548
Alteryx Inc., Class A(a)	104,570	3,347,286
Amazon.com Inc.(a)	35,577	4,734,943
Ambarella Inc.(a)	57,663	2,594,258
AMETEK Inc.	29,334	4,129,347
Analog Devices Inc.	24,487	3,852,540
Ansys Inc.(a)	13,598	3,783,779
Apple Inc.	25,453	4,346,609
Autodesk Inc.(a)	21,467	4,242,523
Bentley Systems Inc., Class B	93,526	4,549,105
Bumble Inc., Class A(a)	273,211	3,671,956
CEVA Inc.(a)	176,826	3,036,102
Cognex Corp.	77,885	2,803,081
Credo Technology Group Holdings Ltd.(a)	267,707	3,806,794
Desktop Metal Inc., Class A(a)(b)	2,212,957	1,917,306
Dropbox Inc., Class A(a)	185,888	4,888,854
Elastic NV(a)	61,274	4,598,001
Freshworks Inc., Class A(a)(b)	280,901	5,039,364
fuboTV Inc.(a)(b)	2,646,720	6,405,062
GoDaddy Inc., Class A(a)(b)	58,481	4,282,564
HubSpot Inc.(a)	8,447	3,579,585
Informatica Inc. , Class A(a)(b)	248,471	4,765,674
Intel Corp.	140,613	5,132,375
Intuitive Surgical Inc.(a)	14,169	3,715,395
iRobot Corp.(a)	110,626	3,642,914
Lattice Semiconductor Corp.(a)(b)	55,340	3,077,457
Lumen Technologies Inc.(a)(b)	2,212,163	3,229,758
Marvell Technology Inc.	73,455	3,468,545
Matterport Inc., Class A(a)(b)	1,734,895	3,539,186
MaxLinear Inc.(a)	153,549	2,333,945
Meta Platforms Inc, Class A(a)	16,357	4,927,873
Microchip Technology Inc.	57,036	4,066,096
Microsoft Corp.	13,296	4,495,511
MicroStrategy Inc., Class A(a)(b)	14,670	6,211,131

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
MicroVision Inc.(a)(b)	920,608	$1,739,949
Netflix Inc.(a)	11,737	4,832,006
Nvidia Corp.	11,239	4,583,264
Pegasystems Inc.	92,543	3,955,288
Peloton Interactive Inc., Class A(a)	535,925	2,551,003
Pinterest Inc., Class A(a)	188,353	5,627,988
Proto Labs Inc.(a)	133,861	3,160,458
PTC Inc.(a)	32,041	4,499,197
Qualcomm Inc.	38,099	4,152,410
Regal Rexnord Corp.	31,319	3,708,483
Rumble Inc.(a)(b)	451,118	2,025,520
Salesforce Inc.(a)	20,943	4,205,983
Silicon Laboratories Inc.(a)	30,192	2,783,099
Snap Inc., Class A, NVS(a)	425,503	4,259,285
Snowflake Inc., Class A(a)	25,458	3,694,720
Splunk Inc.(a)	43,038	6,333,472
Sprinklr Inc.(a)	332,711	4,521,542
Teradata Corp.(a)	90,501	3,866,203
Texas Instruments Inc.	25,221	3,581,634
Vimeo Inc.(a)	268,642	827,417
		226,422,692

Total Long-Term Investments — 99.8%
(Cost: $497,013,011)		447,573,171
Security	Shares	Value

Short-Term Securities

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	41,313,122	$41,329,647
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	380,000	380,000

Total Short-Term Securities — 9.3%
(Cost: $41,709,346)		41,709,647

Total Investments — 109.1%
(Cost: $538,722,357)		489,282,818

Liabilities in Excess of Other Assets — (9.1)%		(40,940,398)

Net Assets — 100.0%		$448,342,420

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$49,090,383	$—		$(7,764,935	)(a)	$1,172	$3,027	$41,329,647	41,313,122	$244,019	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	60,000	320,000	(a)	—		—	—	380,000	380,000	7,442		—
						$1,172	$3,027	$41,709,647		$251,461		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	2	12/15/23	$332	$(17,864)

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
October 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$263,859,298	$183,713,873	$—	$447,573,171
Short-Term Securities
Money Market Funds	41,709,647	—	—	41,709,647
	$305,568,945	$183,713,873	$—	$489,282,818
Derivative Financial Instruments(a)
Liabilities
Equity Contracts.	$(17,864)	$—	$—	$(17,864)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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